Schedule of Pre-tax Loss (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Loss before income taxes - Domestic			$ 24,253,224	$ 952,800
Loss before income taxes – Foreign			124,642	177,516
Loss before income taxes - Consolidated	$ 1,330,426	$ 1,015,064	$ 24,377,866	$ 1,130,316